CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Predecessor	Common Stock	Common Stock Predecessor	Additional Paid-In Capital	Additional Paid-In Capital Predecessor	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Predecessor	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Predecessor	Treasury Stock Predecessor	Noncontrolling Interests in Consolidated Real Estate Affiliates	Noncontrolling Interests in Consolidated Real Estate Affiliates Predecessor
Balance at Dec. 31, 2008		$ 1,860,407		$ 2,704		$ 3,454,903		$ (1,488,586)		$ (56,128)	$ (76,752)		$ 24,266
Increase (Decrease) in Shareholders' Equity
Net (loss) income		(1,282,867)						(1,284,689)					1,822
Distributions declared ($0.19 per share)		(59,352)						(59,352)
Distributions to noncontrolling interests in consolidated Real Estate Affiliates		(1,712)											(1,712)
Conversion of operating partnership units to common stock (43,408,053 common shares)		324,489		434		324,055
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)		43		1		42
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)		2,668		(1)		2,669
Other comprehensive (loss) income		55,879								55,879
Adjustment for noncontrolling interest in operating partnership		13,200				13,200
Adjust noncontrolling interest in operating partnership units		(65,416)				(65,416)
Balance at Dec. 31, 2009		847,339		3,138		3,729,453		(2,832,627)		(249)	(76,752)		24,376
Increase (Decrease) in Shareholders' Equity
Net (loss) income		(1,171,483)						(1,173,028)					1,545
Distributions to noncontrolling interests in consolidated Real Estate Affiliates		(1,927)											(1,927)
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)		53,395		49		53,346
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)		8,310		1		8,309
Other comprehensive (loss) income		47,684								47,684
Adjust noncontrolling interest in operating partnership units		(38,854)				(38,854)
Distribution of HHC		(1,487,469)						(1,487,929)		1,268			(808)
Balance at Nov. 09, 2010		(1,743,005)		3,188		3,752,254		(5,493,584)		48,703	(76,752)		23,186
Balance at Nov. 07, 2010
Increase (Decrease) in Shareholders' Equity
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)			17		(17)
Effects of acquisition accounting:
Elimination of Predecessor common stock	(3,701,876)			(3,188)		(3,752,254)					76,752		(23,186)
Elimination of Predecessor accumulated deficit and accumulated other comprehensive income	5,457,611							5,506,314		(48,703)
Issuance of common stock pursuant to the Plan (643,780,488 common shares, net of 120,000,000 stock warrants issued and stock issuance costs)	5,575,498		6,438		5,569,060
Issuance of common stock to existing common shareholders pursuant to the Plan	4,446,691		3,176		4,443,515
Change in basis for noncontrolling interests in consolidated real estate affiliates	102,169											102,169
Balance at Nov. 10, 2010	10,137,088		9,631		10,012,558		12,730					102,169
Increase (Decrease) in Shareholders' Equity
Net (loss) income	(253,682)						(254,216)					534
Distributions to noncontrolling interests in consolidated Real Estate Affiliates	(416)											(416)
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)	2,147,037		1,549		2,145,488
Clawback of common stock pursuant to the Plan (179,276,244 common shares)	(1,798,857)		(1,792)		(1,797,065)
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)	5,039		13		5,026
Stock options exercised (121,439 and 1,828,369 common shares for 2011 (Successor) and 2010 (Successor), respectively)	4,996		18		4,978
Other comprehensive (loss) income	172								172
Issuance of subsidiary preferred shares (360 preferred shares)	360											360
Cash distributions declared ($0.40 and $0.038 per share during 2011 and 2010, respectively)	(35,736)						(35,736)
Adjustment for noncontrolling interest in operating partnership	(11,522)				(11,522)
Stock distributions declared ($0.342 per share)					322,123		(322,123)
Balance at Dec. 31, 2010	10,181,749		9,419		10,681,586		(612,075)		172			102,647
Increase (Decrease) in Shareholders' Equity
Net (loss) income	(314,247)						(313,172)					(1,075)
Distributions to noncontrolling interests in consolidated Real Estate Affiliates	(5,556)											(5,556)
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)			223		(244)		21
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)	11,268		(3)		11,578		(307)
Stock options exercised (121,439 and 1,828,369 common shares for 2011 (Successor) and 2010 (Successor), respectively)	835		1		834
Purchase and cancellation of common shares (35,833,357) common shares)	(553,510)		(358)		(398,590)		(154,562)
Cash dividends reinvested (DRIP) in stock (7,225,345 common shares)	115,363		71		115,292
Other comprehensive (loss) income	(47,945)								(47,945)
Cash distributions declared ($0.40 and $0.038 per share during 2011 and 2010, respectively)	(376,840)				(16)		(376,824)
Cash redemptions for common units in excess of carrying value	(648)				(648)
Adjustment for noncontrolling interest in operating partnership	(4,474)				(4,474)
Dividend for RPI Spin-off (Note 11)	(426,650)						(426,650)
Balance at Dec. 31, 2011	$ 8,579,345		$ 9,353		$ 10,405,318		$ (1,883,569)		$ (47,773)			$ 96,016